Statutory Prospectus Supplement dated May 23, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Charter Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y

Management Fees [1]	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None
Other Expenses	0.30	0.30	0.30	0.30	0.30
Total Annual Fund Operating Expenses [2]	1.16	1.91	1.91	1.41	0.91

1	Effective May 23, 2011, the Board of Trustees approved a reduced contractual advisory fee schedule for the Fund. Pursuant to the new fee schedule, the Fund’s maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

2	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$662	$898	$1,153	$1,881
Class B	694	900	1,232	2,038

	1 Year	3 Years	5 Years	10 Years

Class C	294	600	1,032	2,233
Class R	144	446	771	1,691
Class Y	93	290	504	1,120
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$662	$898	$1,153	$1,881
Class B	194	600	1,032	2,038
Class C	194	600	1,032	2,233
Class R	144	446	771	1,691
Class Y	93	290	504	1,120
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.”
The following information is added as a new first paragraph under the heading “Fund Management — Adviser Compensation”:
“Effective May 23, 2011, the Board of Trustees approved a reduced contractual advisory fee schedule for the Fund, as reflected in the “Fund Summary — Fees and Expenses of the Fund” section of the prospectus and the Fund’s SAI.”
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:
“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
▪	You invest $10,000 in the fund and hold it for the entire 10-year period;

▪	Your investment has a 5% return before expenses each year;

▪	Hypotheticals both with and without any applicable initial sales charge applied; and

▪	There is no sales charge on reinvested dividends.
     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A
(Includes
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

Class A
(Includes
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Cumulative Return After Expenses	(1.87)%	1.90%	5.81%	9.87%	14.09%	18.47%	23.02%	27.75%	32.65%	37.75%
End of Year Balance	$9,812.88	$10,189.69	$10,580.98	$10,987.29	$11,409.20	$11,847.31	$12,302.25	$12,774.66	$13,265.20	$13,774.59
Estimated Annual Expenses	$661.72	$116.01	$120.47	$125.10	$129.90	$134.89	$140.07	$145.45	$151.03	$156.83

Class A (Without
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.84%	7.83%	11.97%	16.27%	20.73%	25.37%	30.18%	35.18%	40.37%	45.76%
End of Year Balance	$10,384.00	$10,782.75	$11,196.80	$11,626.76	$12,073.23	$12,536.84	$13,018.25	$13,518.16	$14,037.25	$14,576.28
Estimated Annual Expenses	$118.23	$122.77	$127.48	$132.38	$137.46	$142.74	$148.22	$153.91	$159.82	$165.96

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.16%	1.16%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.09%	6.28%	9.56%	12.94%	16.43%	20.03%	23.74%	27.57%	32.46%	37.55%
End of Year Balance	$10,309.00	$10,627.55	$10,955.94	$11,294.48	$11,643.48	$12,003.26	$12,374.16	$12,756.52	$13,246.37	$13,755.03
Estimated Annual Expenses	$193.95	$199.94	$206.12	$212.49	$219.06	$225.83	$232.80	$240.00	$150.82	$156.61

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.09%	6.28%	9.56%	12.94%	16.43%	20.03%	23.74%	27.57%	31.51%	35.57%
End of Year Balance	$10,309.00	$10,627.55	$10,955.94	$11,294.48	$11,643.48	$12,003.26	$12,374.16	$12,756.52	$13,150.70	$13,557.06
Estimated Annual Expenses	$193.95	$199.94	$206.12	$212.49	$219.06	$225.83	$232.80	$240.00	$247.41	$255.06

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.59%	7.31%	11.16%	15.15%	19.29%	23.57%	28.00%	32.60%	37.36%	42.29%
End of Year Balance	$10,359.00	$10,730.89	$11,116.13	$11,515.20	$11,928.59	$12,356.83	$12,800.44	$13,259.97	$13,736.01	$14,229.13
Estimated Annual Expenses	$143.53	$148.68	$154.02	$159.55	$165.28	$171.21	$177.36	$183.73	$190.32	$197.15

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.09%	8.35%	12.78%	17.39%	22.19%	27.19%	32.39%	37.81%	43.44%	49.31%
End of Year Balance	$10,409.00	$10,834.73	$11,277.87	$11,739.13	$12,219.26	$12,719.03	$13,239.24	$13,780.73	$14,344.36	$14,931.04
Estimated Annual Expenses	$92.86	$96.66	$100.61	$104.73	$109.01	$113.47	$118.11	$122.94	$127.97	$133.20

[1]	Your actual expenses may be higher or lower than those shown.

[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

Statutory Prospectus Supplement dated May 23, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Capital Development Fund
Invesco Charter Fund
Invesco Constellation Fund
Invesco Diversified Dividend Fund
Invesco Large Cap Basic Value Fund
Invesco Large Cap Growth Fund
Invesco Summit Fund
Effective May 23, 2011, all references to Invesco Large Cap Basic Value Fund and Invesco Large Cap Growth Fund are hereby deleted.
The following information replaces in its entirety the information appearing under the heading “Fund Summaries — INVESCO CHARTER FUND — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees [1]		0.61%
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.12
Total Annual Fund Operating Expenses [2]		0.73

1	Effective May 23, 2011, the Board of Trustees approved a reduced contractual advisory fee schedule for the Fund. Pursuant to the new fee schedule, the Fund’s maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

2	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$75	$233	$406	$906

1

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.”
The following information is added as a new first paragraph under the heading “Fund Management — Adviser Compensation”:
“Effective May 23, 2011, the Board of Trustees approved a reduced contractual advisory fee schedule for the Invesco Charter Fund, as reflected in the “Fund Summaries — INVESCO CHARTER FUND — Fees and Expenses of the Fund” section of the prospectus and the Fund’s SAI.”
The following information replaces in its entirety the tables appearing under the heading “Hypothetical Investment and Expense Information-Invesco Charter Fund — INSTITUTIONAL”:

“Invesco Charter
Fund –
INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.27%	8.72%	13.36%	18.21%	23.25%	28.52%	34.00%	39.73%	45.69%	51.91%
End of Year Balance	$10,427.00	$10,872.23	$11,336.48	$11,820.54	$12,325.28	$12,851.57	$13,400.33	$13,972.53	$14,569.15	$15,191.26
Estimated Annual Expenses	$74.56	$77.74	$81.06	$84.52	$88.13	$91.90	$95.82	$99.91	$104.18	$108.63

[1]	Your actual expenses may be higher or lower than those shown.”

2

Statutory Prospectus Supplement dated May 23, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class S shares of the Funds listed below:
Invesco Charter Fund
Invesco Summit Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summaries — INVESCO CHARTER FUND — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	S

Management Fees [1]		0.61%
Distribution and/or Service (12b-1) Fees		0.15
Other Expenses		0.30
Total Annual Fund Operating Expenses [2]		1.06

1	Effective May 23, 2011, the Board of Trustees approved a reduced contractual advisory fee schedule for the Fund. Pursuant to the new fee schedule, the Fund’s maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

2	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S	$108	$337	$585	$1,294
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.”

1

The following information is added as a new first paragraph under the heading “Fund Management — Adviser Compensation”:
“Effective May 23, 2011, the Board of Trustees approved a reduced contractual advisory fee schedule for the Invesco Charter Fund, as reflected in the “Fund Summaries — INVESCO CHARTER FUND — Fees and Expenses of the Fund” section of the prospectus and the Fund’s SAI.”
The following information replaces in its entirety the table appearing under the heading “Hypothetical Investment and Expense Information-Invesco Charter Fund — Class S”:

“Invesco
Charter Fund –
Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.94%	8.04%	12.29%	16.72%	21.31%	26.09%	31.06%	36.23%	41.59%	47.17%
End of Year Balance	$10,394.00	$10,803.52	$11,229.18	$11,671.61	$12,131.47	$12,609.45	$13,106.27	$13,622.65	$14,159.39	$14,717.27
Estimated Annual Expenses	$108.09	$112.35	$116.77	$121.37	$126.16	$131.13	$136.29	$141.66	$147.24	$153.05

[1]	Your actual expenses may be higher or lower than those shown.”

2

Statement of Additional Information Supplement dated May 23, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, P, R, S, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Capital Development Fund
Invesco Charter Fund
Invesco Constellation Fund
Invesco Disciplined Equity Fund
Invesco Diversified Dividend Fund
Invesco Large Cap Basic Value Fund
Invesco Large Cap Growth Fund
Invesco Summit Fund
Effective May 23, 2011, all references to Invesco Large Cap Basic Value Fund and Invesco Large Cap Growth Fund are hereby deleted.
The following information replaces in its entirety the seventh paragraph under the heading “INVESTMENT ADVISORY AND OTHER SERVICES — Investment Adviser” of the Statement of Additional Information.
     “Effective January 1, 2005, the Adviser has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by each Fund do not exceed the maximum advisory fee rate set forth in the third column below. The maximum advisory fee rates are effective through the Committed Until Date set forth in the fourth column.

Maximum Advisory Fee
	Annual Rate/Net Assets	Maximum Advisory Fee Rate after	Rates Committed Until
Fund Name	Per Advisory Agreement	January 1, 2005	Date

Invesco Capital Development Fund	0.75% of first $350M 0.625% of amount over $350M	N/A	N/A

Invesco Charter Fund *	0.695% of first $250M 0.615% of next $4.05B 0.57% of next $3.9B 0.545% of next $1.8B 0.52% of amount over $10B	0.75% of first $150M 0.615% of next $4.85B 0.57% of next $2.5B 0.545% of next $2.5B 0.52% of amount over $10B	December 31, 2012

Invesco Constellation Fund	0.80% of first $150M 0.625% of amount over $150M	0.695% of first $250M 0.615% of next $4B 0.595% of next $750M 0.57% of next $2.5B 0.545% of next $2.5B 0.52% of the excess over $10B	December 31, 2012

Invesco Disciplined Equity Fund	0.695% of first $250M 0.67% of next $250M 0.645% of next $500M 0.62% of next $1.5B 0.595% of next $2.5B 0.57% of next $2.5B 0.545% of next $2.5B 0.52% of amount over $10B	N/A	N/A

1

Maximum Advisory Fee
	Annual Rate/Net Assets	Maximum Advisory Fee Rate after	Rates Committed Until
Fund Name	Per Advisory Agreement	January 1, 2005	Date

Invesco Diversified Dividend Fund	0.60% of first $350M 0.55% of next $350M 0.50% of next $1.3B 0.45% of next $2B 0.40% of next $2B 0.375% of next $2B 0.35% of amount over $8B	N/A	N/A

Invesco Summit Fund	1.00% of first $10M 0.75% of next $150M 0.625% of amount over $150M	N/A	N/A

*	Effective May 23, 2011, the Board of Trustees approved a reduced contractual advisory fee schedule for the Fund.”
The following information replaces in its entirety the tenth and eleventh paragraphs under the heading “INVESTMENT ADVISORY AND OTHER SERVICES — Investment Adviser” of the Statement of Additional Information.
     “Invesco also has contractually agreed through at least February 28, 2012 (June 30, 2012 for Invesco Charter Fund and Invesco Diversified Dividend Fund), to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds’ shares:

Fund	Expense Limitation
Invesco Capital Development Fund
Class A Shares	2.00%
Class B Shares	2.75%
Class C Shares	2.75%
Class R Shares	2.25%
Class Y Shares	1.75%
Investor Class Shares	2.00%
Institutional Class Shares	1.75%

Invesco Charter Fund
Class A Shares	2.00%
Class B Shares	2.75%
Class C Shares	2.75%
Class R Shares	2.25%
Class S Shares	1.90%
Class Y Shares	1.75%
Institutional Class Shares	1.75%

Invesco Constellation Fund
Class A Shares	2.00%
Class B Shares	2.75%
Class C Shares	2.75%
Class R Shares	2.25%
Class Y Shares	1.75%
Institutional Class Shares	1.75%

2

Fund	Expense Limitation
Invesco Disciplined Equity Fund
Class Y Shares	1.75%

Invesco Diversified Dividend Fund
Class A Shares	1.00%
Class B Shares	1.75%
Class C Shares	1.75%
Class R Shares	1.25%
Class Y Shares	0.75%
Investor Class Shares	1.00%
Institutional Class Shares	0.75%

Invesco Summit Fund
Class A Shares	2.00%
Class B Shares	2.75%
Class C Shares	2.75%
Class P Shares	1.85%
Class S Shares	1.90%
Class Y Shares	1.75%
Institutional Class Shares	1.75%
     Such contractual fee waivers or reductions are set forth in the Fee Table to each Fund’s Prospectus. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012 (June 30, 2012 for Invesco Charter Fund and Invesco Diversified Dividend Fund).”

3